Shareholder Report, Average Annual Return (Details)			2 Months Ended	4 Months Ended	12 Months Ended							40 Months Ended	60 Months Ended	86 Months Ended
	Aug. 20, 2021	Nov. 01, 2017	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000165348
Average Annual Return [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
C000165349
Average Annual Return [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
C000165363
Average Annual Return [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
C000165364
Average Annual Return [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
C000165366
Average Annual Return [Line Items]
Line Graph and Table Measure Name	08/20/21			12/31/21	12/31/24	12/31/23	12/31/22
C000165367
Average Annual Return [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
C000165369
Average Annual Return [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
C000165370
Average Annual Return [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
C000165372
Average Annual Return [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
C000165373
Average Annual Return [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
C000165381
Average Annual Return [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
C000165382
Average Annual Return [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
C000165384
Average Annual Return [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
C000165385
Average Annual Return [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
C000165351
Average Annual Return [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Without Sales Load [Member] | C000165348
Average Annual Return [Line Items]
Average Annual Return, Percent					11.46%								7.23%	7.32%
Without Sales Load [Member] | C000165349
Average Annual Return [Line Items]
Average Annual Return, Percent					11.21%								6.96%	7.06%
Without Sales Load [Member] | C000165363
Average Annual Return [Line Items]
Average Annual Return, Percent					26.30%								14.80%	13.94%
Without Sales Load [Member] | C000165364
Average Annual Return [Line Items]
Average Annual Return, Percent					25.96%								14.52%	13.65%
Without Sales Load [Member] | C000165366
Average Annual Return [Line Items]
Average Annual Return, Percent					31.09%							10.93%
Without Sales Load [Member] | C000165367
Average Annual Return [Line Items]
Average Annual Return, Percent					30.73%								17.19%	16.31%
Without Sales Load [Member] | C000165369
Average Annual Return [Line Items]
Average Annual Return, Percent					6.11%								4.47%	3.77%
Without Sales Load [Member] | C000165370
Average Annual Return [Line Items]
Average Annual Return, Percent					5.86%								4.20%	3.51%
Without Sales Load [Member] | C000165372
Average Annual Return [Line Items]
Average Annual Return, Percent					21.55%								11.66%	12.40%
Without Sales Load [Member] | C000165373
Average Annual Return [Line Items]
Average Annual Return, Percent					21.23%								11.36%	12.12%
Without Sales Load [Member] | C000165381
Average Annual Return [Line Items]
Average Annual Return, Percent					15.96%								9.80%	9.54%
Without Sales Load [Member] | C000165382
Average Annual Return [Line Items]
Average Annual Return, Percent					15.54%								9.51%	9.28%
Without Sales Load [Member] | C000165384
Average Annual Return [Line Items]
Average Annual Return, Percent					8.36%								3.89%	3.97%
Without Sales Load [Member] | C000165385
Average Annual Return [Line Items]
Average Annual Return, Percent					8.05%								3.65%	3.72%
Without Sales Load [Member] | C000165351
Average Annual Return [Line Items]
Average Annual Return, Percent					1.16%								(0.22%)	1.01%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent					17.49%								10.06%	9.48%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent					17.49%								10.06%	9.48%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent					25.02%								14.53%	14.13%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent					25.02%								14.53%	14.13%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent					24.51%							9.61%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent					24.51%								14.28%	13.88%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent					5.53%								4.10%	3.82%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent					5.53%								4.10%	3.82%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent					24.51%								14.28%	13.88%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent					24.51%								14.28%	13.88%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent					24.51%								14.28%	13.88%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent					24.51%								14.28%	13.88%
Bloomberg US Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent					2.04%								0.06%	1.29%
Bloomberg US Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent					2.04%								0.06%	1.29%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent					1.25%								(0.33%)	0.99%
S&P Target Risk® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent					10.73%								6.16%	6.28%
S&P Target Risk® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent					10.73%								6.16%	6.28%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent					33.36%							11.93%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent					33.36%								18.96%	18.26%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent					22.10%								11.47%	12.43%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent					22.10%								11.47%	12.43%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent					14.37%								8.68%	8.84%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent					14.37%								8.68%	8.84%
ICE BofA BB-B US High Yield Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent					6.84%								3.64%	4.24%
ICE BofA BB-B US High Yield Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent					6.84%								3.64%	4.24%